Events after reporting period (Details) € in Millions, $ in Millions	Aug. 27, 2024 EUR (€)	Aug. 26, 2024 EUR (€)	Aug. 16, 2024 EUR (€)	Aug. 16, 2024 USD ($)	Aug. 12, 2024 EUR (€)	Aug. 12, 2024 USD ($)	Aug. 06, 2024 EUR (€)	Jun. 30, 2024 EUR (€)	Jun. 30, 2024 USD ($)	Mar. 22, 2024 EUR (€)
Events after reporting period
Borrowings								€ 342
New Debt Facility
Events after reporting period
Maximum borrowing capacity										€ 100
Borrowings								326
M Class Facility
Events after reporting period
Maximum borrowing capacity | $									$ 436
New Credit Facility
Events after reporting period
Borrowings								€ 262
HoldCo Facility
Events after reporting period
Maximum borrowing capacity		€ 45
Borrowings		€ 125
Increased Funding Commitments | P-Class Facility
Events after reporting period
Borrowings					€ 184	$ 197
Increased Funding Commitments | New Debt Facility
Events after reporting period
Maximum borrowing capacity	€ 200						€ 100
Increased Funding Commitments | Aggregate debt facility. | Until the Maturity of RCF B
Events after reporting period
Maximum borrowing capacity							450
Increased Funding Commitments | Aggregate debt facility. | Remaining Period of the Loan Facility
Events after reporting period
Maximum borrowing capacity							€ 350
Increased Funding Commitments | New Credit Facility
Events after reporting period
Maximum borrowing capacity			€ 420	$ 456